Accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting practices adopted
Cash and cash equivalents

3.1.1     Cash and cash equivalents

Cash and cash equivalents includes balances of cash, banks and highly liquid investments maturing within 90 days from their initial contracting date, which are subject to insignificant risk of change in their value.

Financial assets and liabilities

3.1.2     Financial assets and liabilities

a)    Overview

Financial instruments are recognized as of the date the Company becomes party of financial instruments contractual provisions. These are initially recorded at their fair value, plus transaction costs which are directly attributable to their acquisition or issuance, except for the financial assets and liabilities classified under the fair value through profit or loss category, where these costs are directly recorded as financial income. Their subsequent measure occurs every balance sheet date according to IFRS standards for each type of financial assets and liabilities category.

The Company does not adopt hedge accounting.

The fair value of financial instruments actively traded on the organized markets is determined based on the market quotes on the balance sheets closing dates. In the lack of an active market, the fair value is determined through valuation techniques, which include the use of recent market arm’s length transactions, benchmark to the fair value of similar financial instruments, discounted cash flows analysis or other valuation models.

The gain or loss on the initial recognition of financial assets and liabilities arising from the difference between the fair value and the present value of the cash flows of the instrument discounted by the contractual rate, called "day one profit or loss", is recognized in the income statement proportional to the term of the transaction, until the entire amount is considered at maturity, in case the fair value is not observable directly in the open market.

The adoption of IFRS 9 Financial Instruments as of January 1, 2018 resulted in the updating of accounting policies, however, there was no material impact or adjustments due to the new standard.

IFRS 9 replaces the provisions of IAS 39 that refer to recognition, classification and measurement of financial assets and liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The transition method adopted by the Company was the retrospective transition model with modification, of which, the respective pronouncement becomes effective in the Company's balance sheet as of the effective date, in the case, as of January 1, 2018, and the comparative figures are not altered to reflect the accounting practice adopted by the Company.

In relation to the change in classification and measurement brought by IFRS9, financial assets classified in 2018 and amortized cost in the previous year (2017) were classified as "loans and receivables", with initial and subsequent measurements identical to the accounting practice current.

b)    Financial assets

Classification and measurement

The Company classifies its financial assets in the following categories: (a) amortized cost and (b) at fair value through profit or loss. The classification depends on the purpose for which the financial assets were acquired, as explained below:

i.    Amortized cost

The financial assets held by the Company are: (i) to receive contractual cash flow and not for sale with realization of profits and losses; and (ii) the contractual terms of which give rise, on specific dates, cash flows of payments of principal and interest on the principal amount outstanding.

Includes balance of cash and cash equivalents and trade accounts receivable. Any changes are recognized in the income statement under "Financial income" or "Financial expenses", depending on the income statement.

ii.     Financial assets measured at fair value through profit or loss

This category includes financial assets held for trading, assets designated in the initial recognition at fair value through profit or loss and derivatives. They are classified as held for trading if originated with the purpose of sale or repurchase in the short term and measured at their fair value at every balance sheet date. Interest rates, exchange variation and those variations deriving from fair value valuation are recognized as financial income or Expenses in the Income statement when incurred.

c)    Financial liabilities

Financial liabilities are classified between the categories below according to the nature of financial instruments contracted or issued:

i.     Financial liabilities measured at fair value through profit or loss

These include financial liabilities usually traded before maturity, liabilities designated in the initial recognition at fair value through profit or loss and derivatives. They are measured by their fair value at every balance sheet date. Interest rates, monetary restatement, exchange variation and those variations deriving from fair value valuation, where applicable, are recognized in the income statement when incurred.

ii.     Liabilities at amortized cost

Loans and financing are initially recognized at fair value, net of any attributable transaction costs, and subsequently presented at amortized cost using the effective interest rate method. Interest, monetary restatement and exchange variation, when applicable, are recognized in income, when incurred.

Trade accounts receivable

3.1.3     Trade accounts receivable

Trade accounts receivable are recorded at nominal value billed at the date of sale in the normal course of business of the Company, adjusted to the present value when applicable, plus exchange variation when denominated in foreign currency. Due to the average term of receipt of the securities, their value corresponds to the fair value. If the term of receipt is equivalent to one year or less, the accounts receivable are classified in Current assets. Otherwise, they are presented in Non-current assets.

Beginning January 1, 2018, with the adoption of IFRS 9 - Financial Instruments, the Company selected the expected loss model at the time of billing based on the use of a provisions matrix with a simplified approach. Until December 31, 2017, the impairment was determined based on the less incurred. When necessary, based on individual analysis, the provision for expected loss is supplemented. The adoption of this new methodology did not have a material impact on the income statement.

Inventories

3.1.4     Inventories

Inventories are shown at the lowest value between average acquisition or production cost, net of recoverable taxes, and its net realizable value. Imports in transit are presented at the cost incurred until the balance sheet date. Cost of wood transferred from biological assets is equivalent to its fair value plus harvest and freight costs.

The balance of inventories is presented net of estimated losses established to support impairment losses identified or estimated by Management.

Non-current assets held for sale

3.1.5     Non-current assets held for sale

Non-current assets held for sale are classified as such if it is highly probable that they will be recovered primarily through sale instead of their continuous use and when sale is highly probable.

They are measured by the lowest amount between their book value and their fair value less selling expenses.

Possible impairment loss is initially allocated to goodwill, in the case of investment, and then to remaining assets and liabilities. Losses arising from this valuation are recognized in profit or loss. Once classified as held for sale, intangible assets and property, plant and equipment are no longer amortized or depreciated.

Biological assets

3.1.6     Biological assets

The Company's biological assets are reforested eucalyptus forests, with a training cycle between planting and harvesting of approximately seven years, measured at fair value.

In determining the fair value, the discounted cash flow method was used according to the projected productivity cycle of these assets. Significant assumptions in determining the fair value of biological assets are stated in Note 13. The measurement of the fair value of biological assets is made on a semi-annual basis, since it considers that this interval is sufficient for there to be no significant lag in the fair value of the assets registered in its financial statements.

The gain or loss on the variation of the fair value of the biological assets is recognized in the income statement for the period in which they occur, under other operating income / expenses. The value of the biological asset depletion is measured by the amount of the biological asset depleted (harvested) and measured at its fair value.

Investments

3.1.7     Investments

Investments are represented by interests in other companies controlled, jointly controlled and joint venture, evaluated by the equity method. Foreign exchange variation on investments abroad is classified as other reserves in shareholders' equity and realized on the disposal or write-off of the investment.

Gains or losses arising from transactions between these Companies are eliminated in the consolidation for equity accounting purposes and in the consolidated balance sheet.

Business combination

3.1.8     Business combination

Business combinations are accounted for using the acquisition method when control is transferred to the Company. The consideration is measured at fair value, as well as identifiable net assets acquired.

Gains on an advantageous purchase are recognized immediately in the result. The transaction costs are recorded in the income statement as incurred, except for costs related to the issuance of debt instruments or equity instruments, which are presented as debt reduction or equity, respectively.

Goodwill calculated on a business combination transaction is annually tested for impairment or when an indicator of impairment is identified.

Transactions in the acquisition of shares with shared control over the net assets traded apply complementary guidance to IFRS 3 - Business Combination, IFRS 11 - Joint Arrangements and IAS 28 - Investments in Associates and Joint Ventures.

Based on the equity method, investment in a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted for recognition of changes in the Company's share in the joint venture's Shareholders' equity as of the acquisition date. The goodwill relating to the joint venture, if any, is included in the carrying amount of the investment, but is not an intangible asset and can not be amortized.

Other intangible assets identified in the transaction should be allocated in proportion to the Company's interest, by the difference between the carrying amounts recorded in the Company and its fair value calculated (value of the assets) and are amortized, if applicable.

Property, plant and equipment

3.1.9     Property, plant and equipment

Property, plant and equipment items are recorded at the cost of acquisition or construction, net of recoverable taxes, including interest and other financial charges incurred during the project design or development, less accumulated depreciation and accumulated impairment losses, when incurred.

Items of property, plant and equipment are depreciated using the straight-line method in the profit or loss statement of the year, based on the economic-useful life of each item (Note 15) and leased assets are depreciated for the shorter period between the estimated useful life of the asset and the term of the agreement.

On December 31, 2018 the Company revised the useful life of its assets based on use and estimated use of assets and did not identify the need for adjustments to the used economic useful life.

Maintenance and repair expenses of key industrial equipment that do not significantly increase the useful life of these assets, referred to as General Stoppage costs, are recorded directly is the income statement in the year when they are incurred in Costs of goods sold.

Intangible assets

3.1.10   Intangible assets

i)     Goodwill based on expected future profitability

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill should be attributed to one or more Cash Generating Units (”CGU’s”), which are subject to impairment tests at least once a year and it’s not amortized.

ii)    Intangible assets with defined useful life

Other intangible assets acquired by the Company that have defined useful lives are measured at cost, less amortization based on the useful lives and accumulated impairment losses, when incurred.

Impairment of non-financial assets

3.1.11   Impairment of non-financial assets

Assets with indefinite useful life, such as goodwill, are not subject to amortization and are tested annually to identify possible need for impairment. Goodwill impairment is reviewed annually or more frequently if events or changes in circumstances indicate possible impairment.

Assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the book value cannot be recovered. An impairment loss is recognized when the book value of an asset exceeds its recoverable value, which is the highest between the fair value of an asset less its disposal costs and value in use.

For the purposes of impairment assessment assets are grouped in the lowest levels for which cash in flows are identified separately CGU. For this test, goodwill is allocated to the CGU or groups of CGU that should benefit from the business combination from which the goodwill originated, and are identified according to the operating segment.

Non-financial assets, except goodwill, which have been adjusted for impairment, are reviewed subsequently for analysis of a possible reversal of impairment on the balance sheet date. Goodwill impairment recognized in the income statement should not be reversed.

Dividends and interest on own capital

3.1.12   Dividends and interest on own capital

At the end of the year, the distribution of dividends or interest on own Capital is recognized as a liability, based on the corporate law and the Company's bylaws, up to the limit of mandatory minimum dividends, unless declared earlier. If declared after the date of the balance sheet, the excess portion of the dividends declared by Management is presented under the heading Dividends proposed, together with the reserves of profits in stockholders' equity. When the excess amount is approved by the shareholders the portion is then transferred to the current liabilities.

Other assets and liabilities (current and non-current)

3.1.13   Other assets and liabilities (current and non-current)

Assets are recognized only when it is probable that the economic benefit associated with the transaction will flow to the entity and its cost or value can be measured reliably.

A liability is recognized when the Company has a legal or constructive obligation arising from a past event, and it is probable that an economic resource will be required to settle this liability.

Trade accounts payable

3.1.14   Trade accounts payable

Trade accounts payable are obligations payable for goods or services that were acquired in the normal course of business. They are classified as current liabilities if payment is due in up to one year, or non-current liabilities if payable in a longer term.

They are initially recognized at their fair value and, subsequently, measured at amortized cost using the effective tax rate method, if applicable.

Loans and financing

3.1.15   Loans and financing

Loans and financing are initially recognized at their fair value, net of costs incurred in the transaction and are subsequently stated at amortized cost. Any difference between the amounts raised (net of transaction costs) and the total amount payable is recognized in the statement of income during the period in which the loans are outstanding, using the effective tax rate method.

Loans and financing are classified as current liabilities unless the Company has an unconditional right to defer the settlement of liabilities for at least 12 months after the balance sheet date.

General and specific loan costs directly attributed to the acquisition, construction or production of a qualified asset, which is an asset that necessarily demands a substantial period of time to be ready for use or sale, are capitalized as a part of the cost of asset when it is probable that they will result in future economic benefits for the entity and that these costs may be measured with reliability. Other loan costs are recognized as expense in the period they are incurred.

Current and deferred income tax and social contribution

3.1.16   Current and deferred income tax and social contribution

The current and deferred income tax and social contribution are calculated based on the tax laws in force on the balance sheet date in countries where the Company operates, and are recognized in the income statement, except at the proportion they are related with items directly recorded in Shareholders’ equity.

Deferred income tax and social contribution are recognized using the balance sheet method on temporary differences between the tax bases of assets and liabilities and their amounts in the financial statements, except in business combinations whose initial recognition of an asset or liability does not affect the accounting or tax result.

Current and deferred tax assets and liabilities are presented net in balance sheet when there is the legal right and intention to offset them upon the calculation of current assets, and when they are related to the same tax authority and the same legal entity.

Deferred income tax and social contribution assets arising from tax losses, tax credits and unused deductible temporary differences are recognized when it is probable that future profits subject to taxation will be available to be used against such assets.

Deferred income tax and social contribution assets are revised at each reporting date and will be derecognized as their realization is no longer probable.

Contingent assets and liabilities

3.1.17   Contingent assets and liabilities

Contingent assets are not recorded. They only become active and are recorded when their realization is virtually certain and especially in the case of judicial disposals, when judicial decisions favorable to the Company have been res judicata and the amount can be measured with safety.

For contingent liabilities, the following criteria are observed: (i) contingent liabilities with remote probability of loss assessment, are not provisioned or disclosed; (ii) contingent liability with possible probability of loss assessment, no provision is recorded, however, they are disclosed in the notes to the financial statements.

Provisions

3.1.18   Provisions

Provisions are recognized when: (i) the Company has a current and constructive obligation as a result of past events; (ii) it is probable that an outflow of funds is necessary to settle the obligation; and (iii) the value can be estimated with reliability. Provisions do not include future operating losses.

Employee benefits

3.1.19   Employee benefits

The employee benefits are evaluated by an independent actuary and reviewed by Management in order to determine the commitments with health care plans and life insurance provided to active employees and retirees, at the end of each year.

Actuarial gains and losses are recognized directly in Shareholders' equity. The interest incurred on the actuarial liability is recorded directly in the income statement under financial expenses.

Share based payments

3.1.20   Share based payments

The Company’s executives and managers receive their compensation partially as share-based payment plans to be settled  in cash and shares, and alternatively in cash.

Plan-related expenses are firstly recognized in the income statement as a corresponding entry to financial liabilities during the vesting period (grace period) when services will be rendered. The financial liability is measured by its fair value every balance sheet date and its variation is recorded in the income statement as administrative expenses.

However, at the option exercise date, if such options are exercised by executive in order to receive Company shares, financial liabilities are reclassified to a shareholders’ equity account called “Stock options reserve”. In case of option exercise paid in cash, the Company settles the financial liability.

Government grants and assistance

3.1.21   Government grants and assistance

Government grants and assistance are recognized when it is reasonably certain that the conditions established by the granting Governmental Authority were observed and that these subsidies will be obtained. These are recorded as revenue or expense deduction in the income statement for the period of enjoyment of benefit and subsequently are allocated to the tax incentives reserve under Shareholders’ equity.

Adjustment at present value of assets and liabilities

3.1.22   Adjustment at present value of assets and liabilities

The measurement of the discounting to the present value is made on the initial recognition of short and long-term monetary assets and liabilities recognized as material. For the purposes of recording and determining materiality, the present value adjustment is calculated taking into account contractual cash flows and explicit interest rates, and implicit interest rates in certain cases, of respective assets and liabilities.

Share Capital

3.1.23   Share Capital

Common shares are classified under Shareholders’ equity.

Incremental costs directly attributable to the issue of new shares or options are stated under shareholders’ equity as a deduction from the amount raised, net of taxes.

Revenue recognition

3.1.24   Revenue recognition

The Company adopted IFRS 15 - Revenue from Contracts with Clients as of January 1, 2018, which resulted in changes in accounting policies, opting for the modified transition method, whose comparative figures were not restated. There was no material impact or adjustments in January 1st, 2018 due to the new standard.

The Company follows the conceptual framework of the revenue recognition standard that is based on the five-step model: (i) identification of contracts with customers; (ii) identification of performance obligations in contracts; (iii) transaction price determination; (iv) allocation of the transaction price to the performance obligation provided for in the contracts and (v) recognition of revenue when the performance obligation is met.

Revenue is recognized when there is no longer a performance obligation to be met by the Company, therefore, when the control of the products is transferred to the customer and the customer has the ability to determine its use and obtain substantially all the benefits of the product.

In the previous years, sales revenue was recognized when its amounts can be measured reliably, significant risks and rewards inherent to the product were transferred to the buyer, that is, the Company no longer had any relation with the goods sold and it was probable that the economic benefits will be generated for the Company. Revenues were not recognized if there was significant uncertainty to their realization. Operating revenue from product sales were stated at their net amounts excluding taxes, returns, unconditional discounts and bonus to clients.

a)    Sale of products

The recognition of revenue from domestic sales and foreign of pulp and paper is based on the following principles:

(i) Internal market - sales are mainly made on credit. Revenue is recognized when the customer receives the product, either at the carrier's premises or at its own premises, whereby ownership benefits are transferred and the performance obligation is met.

(ii) Foreign market - export orders are usually serviced by third-party warehouses located near strategic markets; sales are mostly made on credit. The export contracts establish the International Trade Terms (“Incoterms”) applicable to each transaction, which are also used to define the transfer of control of the goods.

b)   Sale of energy

•	Energy produced in the pulp production process in the Mucuri and Imperatriz units

Revenue from this sale is considered as a by-product and deducted from the cost of the main product in these units.

•	PCH Mucuri

Suzano's wholly-owned subsidiary, is engaged in the generation and sale of electricity. Revenues from the sale of electricity, considered immaterial for the purpose of these financial statements, are presented under other operating income.

Leases

3.1.25   Leases

Financial leasing contracts usually involve fixed assets and the Company holds substantially all the risks and benefits of the asset. The asset is recognized at the lower of the present value of the minimum mandatory installments of the contract and the fair value of the asset, plus, when applicable, the initial direct costs incurred and depreciated by the lower of the useful life of the asset or contract term. The corresponding obligations, net of financial charges, are presented under the heading of Loans.

The portion of the lease paid is allocated, part of the liability and part of the financial burden, so that a constant rate is obtained on the balance of the outstanding debt. Financial interest is recognized in income for the period during the period of the lease to produce a constant periodic rate of interest on the remaining balance of the liability in each period.

Operating liquidation contracts (net of any incentives received from the lessor) are recognized in the income statement of the period when payment of the contract installments.

Critical estimates, judgments and accounting assumptions

3.1.26  Critical estimates, judgments and accounting assumptions

When preparing these financial statements, Management used estimates, judgments and accounting assumptions about the future affecting the application of the Companies’ accounting practices and the amounts of assets, liabilities, income and expenses. Actual results may differ from such estimates.

The Company reviews its estimates and assumptions continuously and any change thereof is prospectively recognized.

See below information on judgments and assumptions used while applying accounting policies that have significant effects on the amounts recognized in the financial statements and which have significant risk of causing material adjustment:

i.   Fair value measurement

The Company selects methods and uses judgments in the assumptions for determining the fair value as well as defining the sensitivity analysis scenarios.

When measuring the fair value of an asset or liability, the Company uses market data as much as possible. Fair values are classified at different hierarchy levels based on the inputs used for valuation techniques (Note 4.7).

Significant changes in the assumptions used may affect the Company’s equity position.

Additional information on the assumptions used to measure relevant fair values are included in the following notes to the financial statements:

a)Note 4 - Financial instruments and risks;

b)Note 13 - Biological assets;

c)Note 23 - Share-based compensation plans.

ii.   Financial Instruments (derivatives and non-derivatives)

In order to determine the fair value of financial instruments that are not traded on an active market, valuation techniques are used by the Company.

The Company uses recent operations contracted with third parties, reference to other instruments that are substantially similar, cash flow analysis and others that have the minimum possible information generated by the Administration. The Company also uses its judgment to define the scenarios presented in the sensitivity analysis (Note 4).

iii.   Biological assets

The discounted cash flow methodology is used to calculate the fair value of forest biological assets, whereby several critical economic and forest assumptions are made with a high level of judgment (Note 3.1.6 and 13).

The critical assumptions used in the calculation of fair value include: (i) Annual Average Increase (“IMA”) - Due to the exposure of forests to climatic conditions, pest risk, fires and other risk factors that may impact on the estimated production of future forest wood; (ii) Discount rate - Due to the macroeconomic assumptions and market risk that are not under the control of the Company; and (iii) Selling price - market conditions are related to the level of supply and demand of the wood in each region.

iv.   Useful life and recoverable value of tangible and intangible assets

The useful life of relevant tangible assets was defined by management and in the specifications of machine and equipment manufacturers, at the operational level of industrial units and the quality of preventive and corrective maintenance. The intangible assets with defined useful life are defined by management. These estimated involves a high degree of judgment and uncertainties.

If events or changes in circumstances occur that indicate that the carrying amount of an asset or group of assets may not be recoverable based on future cash flows, Management adjusts the balance to its recoverable amount.

v.   Deferred income tax and social contribution

The recognition and amount of deferred tax assets depend on the future generation of taxable income, which requires the use of estimates related to the Company’s future performance.

These estimates are part of a long-term plan, which is reviewed annually by Management and submitted to Board of Directors for the approval. This plan is drawn up using several macroeconomic variables, such as exchange and interest rates; variables in the market segment, such as curves of expected offer/supply and projected sale prices; operating variables, such as expected production costs and volumes. This set of variables evidences the Company’s level of judgment regarding the expected materialization of these assumptions and uncertainties.

Management understands that, based on projected results and recorded results, the realization of deferred credit assets is probable (Note 12).

vi.   Actuarial liability

The Company has actuarial commitments of post-employment benefits related to health insurance for former employees. These commitments and costs depend on a series of economic and demographic assumptions, mainly discount rates, long-term inflation, variation in medical and hospital costs, and variability in the actuarial table used, which imply some level of judgment regarding the assumptions adopted.

These estimates are reviewed annually by management and can differ from the actual results due to changes in market and economic conditions (Note 22).

vii.   Provisions and Contingencies

The Company is currently involved in certain labor, civil and tax proceedings. The provision for legal proceeds is recorded based on Management’s evaluation and on the advice of internal and external legal counsel and are subject to a high level of judgment (Note 21).

New standards, revisions and interpretation not yet in force

3.2  New standards, revisions and interpretation not yet in force.

The following accounting standards / interpretations have been issued and approved by the International Accounting Standards Board (“IASB”), which are not yet in force and the Company did not adopt them in advance for the preparation of this financial statements. The new standards are presented below:

i) IFRS 16 - Leasing operations

This standard replaces the existing guidance in IAS 17 and essentially determines that lessees will have to recognize future liabilities in their liabilities and their right to use the leased asset for practically all lease agreements, financial and operating leases have the same accounting treatment, and certain short-term or low-value contracts fall outside the scope of this new standard. The standard is applicable as of January 1, 2019.

The Company will adopt IFRS 16 on January 1, 2019 using a modified retrospective approach that results in the prospective application of the standard. The modified retrospective approach does not require updating the accounting information of the previous period.

In adopting IFRS 16, the Company recognizes the lease liabilities in relation to the contracts that meet the definition of lease, in accordance with the principles of the new standard. These liabilities will be measured at the present value of the remaining lease payments, discounted based on the incremental loan rate on January 1, 2019. Assets associated with the right of use will be measured at the amount equal to the lease liability on January 1, 2019 , with no impact on retained earnings.

In the initial adoption, the Company will use the following practical expedients allowed by the standard:

a) The use of a single discount rate for a portfolio of leases with fairly similar characteristics;

b) Leases whose maturity will occur within 12 months of the date of initial adoption of the standard, accounting will be as short-term leases (directly in the income statement);

c) The accounting of lease payments as expenses in the case of leases for which the underlying asset is of low value; and

d) The use of past perception in determining the lease term, when the agreement contains options to extend or terminate the lease.

The adoption of the standard will result in the recognition of rights-of-use assets and lease liabilities in the estimated amount of R$ 1,112,615 on January 1, 2019. The greater impact produced by this standard is related to the recognition in the balance of the lease agreements of land used for the formation of eucalyptus forests, with deadlines of up to 3 cycles of forest formation, around 21 years. The amounts calculated up to the closing of these financial statements, which represent an increase in liabilities and in the right to use assets, are presented below:

	Present value of
Asset	liabilities (a)		Discount rate (b)
Land	R$	990,928	5.78%
Property	R$	18,452	5.78%
Machine and Equipment	R$	103,235	5.13%
Total	R$	1,112,615

(a)Net tax liability

(b)To determine the discount rates, quotes were obtained from financial institutions for contracts with characteristics and average terms similar to the lease agreements.

ii) IFRIC 23:  Uncertainty over Income Tax Treatments

The standard clarifies the way of accounting for tax positions related to Income Tax and Social Contribution. This rule is applicable when there are uncertainties as to the acceptance of the treatment by the Fiscal Authority. If acceptance is not likely, the values of tax assets and liabilities should be adjusted to reflect the best resolution of the uncertainty.

IFRIC 23 does not introduce new disclosures but reinforces the need to comply with existing disclosure requirements on (i) judgments made; (ii) assumptions or other estimates used; and (iii) the potential impact of uncertainties that are not reflected in the financial statements. The standard is applicable as of January 1, 2019.

The Company has evaluated the changes introduced by this new standard and based on the analyzes carried out, did not identify material changes that have an impact on its financial statements.

The transition method adopted by the Company is the retrospective transition model with modification, from which, the respective pronouncement becomes effective in the Company's balance sheet as of the date of adoption, in the case, January 1, 2019, and the comparative figures are not altered to reflect the accounting practice adopted by the Company.